Business Combination (Details 1) (USD $) In Thousands, unless otherwise specified	Oct. 17, 2014
Assets
Cash and Cash Equivalents	$ 12,647
Investment securities available for sale, at fair value	31,738
Loans	89,368
Accrued interest receivable	280
Other assets	859
Core deposit intangible	677
Total fair value of assets acquired	135,569
Liabilities assumed at fair value:
Deposits	143,833
Other Liabilities	157
Total fair value of liabilities assumed	143,990
Net liabilities assumed at fair value:	(8,421)
Transaction cash consideration received from the FDIC	24,511
Bargain purchase gain, before tax	$ 16,090